Accounts Receivable and Other Receivables, Net (Details) - Schedule of Accounts Receivable and Other Receivables - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable and Other Receivables [Abstract]
Customers by sales provision of services	€ 2,505,194	€ 3,429,596
VAT receivable	46,106
Others	87,702	41,541
Accounts receivable and other receivables gross	2,639,002	3,471,137
Allowance for doubtful accounts	(417,922)	(333,528)
Accounts receivable and other receivables net	€ 2,221,080	€ 3,137,609